Inventories	12 Months Ended
Sep. 30, 2024
Inventories [Abstarct]
INVENTORIES

NOTE 5. INVENTORIES

Inventories consisted of the following:

	As of September 30,
	2023	2024
	HK$	HK$
Spare parts and other materials	3,569,211	3,539,223
Work-in-progress	37,350,003	44,074,158
	40,919,214	47,613,381